Basis for Preparation (Tables)	12 Months Ended
Dec. 31, 2022
Basis for Preparation
Schedule of exchange rates of key currencies affecting the company

Equivalent to €1		Middle Rate		Annual Average Exchange Rate
		as at 12/31
		2022	2021	2022	2021	2020
Australian dollar	AUD	1.5693	1.5615	1.5174	1.5747	1.6554
Canadian dollar	CAD	1.4440	1.4393	1.3703	1.4835	1.5294
Swiss franc	CHF	0.9847	1.0331	1.0052	1.0814	1.0703
Pound sterling	GBP	0.8869	0.8403	0.8526	0.8600	0.8892
Japanese yen	JPY	140.66	130.38	138.01	129.86	121.78
U.S. dollar	USD	1.0666	1.1326	1.0539	1.1835	1.1413